First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments
July 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 79.9%
	Aerospace/Defense — 2.2%
$2,250,000	Boeing (The) Co.	6.63%	02/15/38	$2,409,797
2,000,000	Boeing (The) Co.	3.55%	03/01/38	1,628,429
3,000,000	HEICO Corp.	5.40%	08/01/36	2,970,807
1,600,000	Howmet Aerospace, Inc.	5.95%	02/01/37	1,660,803
3,000,000	Huntington Ingalls Industries, Inc.	5.75%	01/15/35	3,049,920
2,300,000	L3Harris Technologies, Inc.	5.35%	06/01/34	2,297,914
				14,017,670
	Banking — 14.6%
2,500,000	American Express Co. (a)	4.92%	07/20/33	2,466,139
1,000,000	American Express Co. (a)	5.67%	04/25/36	1,016,135
3,350,000	Bank of America Corp. (a)	4.57%	04/27/33	3,244,153
1,500,000	Bank of America Corp. (a)	5.87%	09/15/34	1,543,234
2,500,000	Bank of America Corp. (a)	5.47%	01/23/35	2,510,742
5,000,000	Bank of America Corp. (a)	5.05%	02/06/37	4,816,779
1,500,000	Citigroup, Inc. (a)	4.91%	05/24/33	1,476,572
4,500,000	Citigroup, Inc. (a)	5.17%	09/11/36	4,386,022
3,500,000	Fifth Third Bancorp (a)	4.34%	04/25/33	3,329,191
3,000,000	Fifth Third Bancorp (a)	5.14%	01/29/37	2,883,513
3,500,000	Goldman Sachs Group (The), Inc. (a)	3.10%	02/24/33	3,130,155
1,500,000	Goldman Sachs Group (The), Inc. (a)	5.33%	07/23/35	1,474,958
2,000,000	Goldman Sachs Group (The), Inc. (a)	5.02%	10/23/35	1,925,123
1,500,000	Goldman Sachs Group (The), Inc. (a)	4.94%	10/21/36	1,419,225
1,500,000	Goldman Sachs Group (The), Inc. (a)	5.07%	01/21/37	1,429,211
4,000,000	Huntington Bancshares, Inc. (a)	5.02%	05/17/33	3,937,333
1,500,000	Huntington Bancshares, Inc. (a)	5.71%	02/02/35	1,505,837
2,050,000	JPMorgan Chase & Co. (a)	4.91%	07/25/33	2,023,486
5,050,000	JPMorgan Chase & Co. (a)	5.77%	04/22/35	5,160,954
6,000,000	JPMorgan Chase & Co. (a)	4.90%	01/22/37	5,727,293
6,295,000	Morgan Stanley (a)	5.25%	04/21/34	6,235,889
3,375,000	Morgan Stanley (a)	5.83%	04/19/35	3,438,707
800,000	Morgan Stanley (a)	5.32%	07/19/35	789,044
2,500,000	Morgan Stanley (a)	5.07%	01/30/37	2,399,478
1,500,000	PNC Financial Services Group (The), Inc. (a)	6.04%	10/28/33	1,556,519
1,500,000	PNC Financial Services Group (The), Inc. (a)	5.40%	07/23/35	1,490,416
1,500,000	Regions Financial Corp. (a)	5.50%	09/06/35	1,482,923
500,000	State Street Bank & Trust Co.	5.22%	07/23/34	499,447
3,000,000	State Street Corp. (a)	5.09%	04/24/37	2,909,785
2,000,000	Truist Financial Corp. (a)	5.87%	06/08/34	2,043,204
1,000,000	Truist Financial Corp. (a)	5.71%	01/24/35	1,010,433
5,750,000	US Bancorp (a)	4.84%	02/01/34	5,576,596
3,000,000	Wells Fargo & Co. (a)	4.90%	07/25/33	2,947,467
3,500,000	Wells Fargo & Co. (a)	5.21%	12/03/35	3,435,954
1,500,000	Wells Fargo & Co. (a)	4.89%	09/15/36	1,435,237
2,055,000	Wells Fargo & Co. (a)	4.96%	01/23/37	1,961,428
				94,618,582
	Brokerage/Asset Managers/Exchanges — 3.3%
1,000,000	Blackstone Reg Finance Co., LLC	5.00%	12/06/34	968,925
2,000,000	Blackstone Reg Finance Co., LLC	4.95%	02/15/36	1,905,393
3,000,000	Charles Schwab (The) Corp. (a)	5.85%	05/19/34	3,087,650

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Brokerage/Asset Managers/Exchanges (Continued)
$3,000,000	Citadel Securities Global Holdings LLC (b)	5.50%	06/18/30	$3,015,418
2,968,000	Jane Street Group / JSG Finance, Inc. (b)	6.75%	05/01/33	3,026,912
1,000,000	LPL Holdings, Inc.	5.15%	06/15/30	997,054
3,500,000	LSEG U.S. Fin Corp. (b)	5.25%	03/23/36	3,411,812
2,700,000	Nasdaq, Inc.	5.55%	02/15/34	2,730,578
2,250,000	Raymond James Financial, Inc.	4.90%	09/11/35	2,147,855
				21,291,597
	Building Materials — 3.3%
5,500,000	Amrize Finance U.S. LLC	5.40%	04/07/35	5,474,870
6,550,000	CRH America Finance, Inc.	5.40%	05/21/34	6,548,319
1,000,000	JH North America Holdings, Inc. (b)	6.13%	07/31/32	1,001,746
3,000,000	QXO Building Products, Inc. (b)	6.75%	04/30/32	3,066,481
347,000	QXO Building Products, Inc. (b)	6.88%	07/15/34	347,782
2,817,000	Standard Building Solutions, Inc. (b)	6.25%	08/01/33	2,789,964
2,000,000	Vulcan Materials Co.	5.35%	12/01/34	1,993,548
				21,222,710
	Cable Satellite — 0.9%
2,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital	5.85%	12/01/35	2,335,799
2,000,000	Space Exploration Technologies Corp. (b)	5.88%	07/15/36	1,869,607
2,000,000	Space Exploration Technologies Corp. (b)	6.60%	07/15/46	1,785,043
				5,990,449
	Construction Machinery — 1.8%
3,200,000	Ashtead Capital, Inc. (b)	2.45%	08/12/31	2,796,502
3,650,000	Ashtead Capital, Inc. (b)	5.80%	04/15/34	3,668,316
1,500,000	Sunbelt Rentals Holdings, Inc. (b)	5.65%	08/12/36	1,476,300
3,500,000	United Rentals North America, Inc. (b)	5.38%	11/15/33	3,411,855
				11,352,973
	Consumer Cyclical Services — 1.0%
6,375,000	Sodexo, Inc. (b)	5.80%	08/15/35	6,382,986
	Consumer Products — 0.4%
3,000,000	Clorox (The) Co.	5.25%	05/15/36	2,924,352
	Diversified Manufacturing — 1.1%
5,000,000	Veralto Corp.	5.45%	09/18/33	5,044,063
2,000,000	Xylem, Inc.	5.20%	06/01/33	2,003,464
				7,047,527
	Electric — 4.6%
2,000,000	AEP Transmission Co., LLC	5.38%	06/15/35	1,990,251
2,000,000	Baltimore Gas and Electric Co.	5.45%	06/01/35	1,995,507
2,500,000	CenterPoint Energy Houston Electric LLC, Series AQ	4.95%	08/15/35	2,421,279
3,000,000	CenterPoint Energy Houston Electric LLC, Series AR	4.85%	04/01/36	2,873,026
800,000	Duke Energy Florida LLC	4.85%	12/01/35	768,054
2,000,000	Duke Energy Progress LLC	5.05%	03/15/35	1,955,490
515,000	Duke Energy Progress LLC	6.30%	04/01/38	545,365
5,000,000	FirstEnergy Transmission LLC	5.00%	01/15/35	4,843,264
1,500,000	Florida Power & Light Co.	4.13%	02/01/42	1,237,482
1,500,000	NRG Energy, Inc. (b)	4.73%	10/15/30	1,465,174

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$1,500,000	NRG Energy, Inc. (b)	5.41%	10/15/35	$1,437,282
2,750,000	PECO Energy Co.	4.88%	09/15/35	2,671,476
2,750,000	Vistra Operations Co., LLC (b)	5.70%	12/30/34	2,714,994
1,000,000	Vistra Operations Co., LLC (b)	5.25%	10/15/35	953,760
2,000,000	Wisconsin Electric Power Co.	5.10%	06/15/36	1,961,483
				29,833,887
	Finance Companies — 1.1%
2,037,000	Rocket Cos., Inc. (b)	6.38%	08/01/33	2,051,651
1,000,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (b)	3.88%	03/01/31	927,107
4,578,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (b)	4.00%	10/15/33	4,046,256
				7,025,014
	Food and Beverage — 7.8%
3,000,000	Bimbo Bakeries USA, Inc. (b)	5.38%	01/09/36	2,935,450
3,000,000	Campbell’s (The) Co.	5.40%	03/21/34	2,900,681
3,357,000	Conagra Brands, Inc.	5.75%	08/01/35	3,333,606
2,250,000	Conagra Brands, Inc.	5.30%	11/01/38	2,079,360
2,000,000	Constellation Brands, Inc.	4.75%	05/09/32	1,957,672
3,000,000	Constellation Brands, Inc.	4.95%	11/01/35	2,865,510
3,510,000	J.M. Smucker (The) Co.	6.20%	11/15/33	3,687,830
1,625,000	J.M. Smucker (The) Co.	6.50%	11/15/43	1,690,819
5,350,000	Keurig Dr. Pepper, Inc.	5.15%	05/15/35	5,203,866
2,500,000	Kraft Heinz Foods Co.	5.20%	03/15/32	2,504,888
450,000	Kraft Heinz Foods Co.	6.50%	02/09/40	462,885
2,050,000	Kraft Heinz Foods Co.	5.00%	06/04/42	1,774,021
2,030,000	Lamb Weston Holdings, Inc. (b)	4.38%	01/31/32	1,903,969
2,500,000	McCormick & Co., Inc.	4.70%	10/15/34	2,375,948
2,000,000	Molson Coors Beverage Co.	5.50%	07/08/36	1,965,604
2,150,000	Mondelez International, Inc.	4.75%	08/28/34	2,075,262
2,000,000	Performance Food Group, Inc. (b)	6.13%	09/15/32	2,008,150
3,000,000	Sysco Corp.	4.95%	03/25/36	2,828,795
6,000,000	US Foods, Inc. (b)	5.75%	04/15/33	5,941,196
				50,495,512
	Gaming — 0.5%
2,250,000	VICI Properties, L.P.	5.13%	05/15/32	2,195,125
1,075,000	VICI Properties, L.P.	5.75%	04/01/34	1,069,182
				3,264,307
	Health Insurance — 1.7%
2,400,000	Centene Corp.	3.00%	10/15/30	2,158,622
1,500,000	Centene Corp.	2.50%	03/01/31	1,305,165
1,150,000	Elevance Health, Inc.	4.10%	05/15/32	1,091,709
2,875,000	Elevance Health, Inc.	5.38%	06/15/34	2,870,861
1,900,000	Elevance Health, Inc.	4.63%	05/15/42	1,621,612
750,000	UnitedHealth Group, Inc.	6.88%	02/15/38	834,656
1,125,000	UnitedHealth Group, Inc.	5.50%	07/15/44	1,062,277
				10,944,902
	Healthcare — 8.9%
4,250,000	180 Medical, Inc. (b)	5.30%	10/08/35	4,077,090
5,500,000	Alcon Finance Corp. (b)	5.38%	12/06/32	5,558,191
1,928,000	Cencora, Inc.	4.60%	02/13/33	1,866,088

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$1,150,000	Charles River Laboratories International, Inc. (b)	4.00%	03/15/31	$1,073,598
3,150,000	Cigna Group (The)	5.40%	03/15/33	3,181,739
1,000,000	Cigna Group (The)	5.25%	01/15/36	981,014
2,000,000	Cigna Group (The)	4.80%	08/15/38	1,844,816
2,000,000	CVS Health Corp.	6.00%	06/01/44	1,931,385
5,775,000	HCA, Inc.	5.50%	06/01/33	5,803,043
1,500,000	HCA, Inc.	4.90%	11/15/35	1,419,955
2,400,000	HCA, Inc.	5.13%	06/15/39	2,223,218
4,500,000	IQVIA, Inc. (b)	6.25%	06/01/32	4,563,500
6,750,000	Medline Borrower, L.P. / Medline Co-Issuer, Inc. (b)	5.25%	06/15/33	6,644,753
1,000,000	Quest Diagnostics, Inc.	6.40%	11/30/33	1,067,390
3,250,000	Quest Diagnostics, Inc.	5.00%	12/15/34	3,179,425
3,250,000	Solventum Corp.	5.60%	03/23/34	3,271,003
2,150,000	Stryker Corp.	4.10%	04/01/43	1,734,065
1,750,000	Universal Health Services, Inc.	2.65%	10/15/30	1,567,255
1,000,000	Universal Health Services, Inc.	5.05%	10/15/34	943,077
4,500,000	Zimmer Biomet Holdings, Inc.	5.20%	09/15/34	4,420,705
				57,351,310
	Home Construction — 0.1%
420,000	PulteGroup, Inc.	6.38%	05/15/33	445,151
	Lodging — 1.8%
3,000,000	Hilton Domestic Operating Co., Inc. (b)	5.88%	03/15/33	3,001,632
353,000	Hilton Domestic Operating Co., Inc. (b)	5.50%	03/31/34	346,006
4,250,000	Hyatt Hotels Corp.	5.75%	03/30/32	4,327,026
1,500,000	Hyatt Hotels Corp.	5.40%	12/15/35	1,461,681
1,200,000	Marriott International, Inc.	5.10%	04/15/32	1,199,462
1,500,000	Marriott International, Inc.	4.50%	05/01/33	1,431,786
				11,767,593
	Media Entertainment — 0.2%
1,500,000	Netflix, Inc.	5.25%	08/15/36	1,479,530
	Midstream — 0.8%
1,962,000	Sunoco, L.P. (b)	5.88%	03/15/34	1,921,566
1,000,000	Venture Global Plaquemines LNG LLC (b)	7.50%	05/01/33	1,085,534
1,000,000	Venture Global Plaquemines LNG LLC (b)	6.50%	06/15/34	1,031,881
1,000,000	Venture Global Plaquemines LNG LLC (b)	6.75%	01/15/36	1,047,221
				5,086,202
	Other Industrial — 1.8%
2,118,000	AECOM (b)	6.00%	08/01/33	2,108,199
3,000,000	Jacobs Solutions, Inc.	5.38%	03/03/36	2,891,145
3,500,000	Quanta Services, Inc.	5.25%	08/09/34	3,458,981
3,000,000	Quanta Services, Inc.	5.10%	08/09/35	2,914,281
				11,372,606
	Other Utility — 0.9%
6,000,000	American Water Capital Corp.	5.20%	04/01/36	5,865,033
	Packaging — 1.3%
2,000,000	Amcor Flexibles North America, Inc.	5.13%	03/12/36	1,929,841

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Packaging (Continued)
$4,750,000	Berry Global, Inc.	5.65%	01/15/34	$4,787,438
2,000,000	Crown Americas LLC	5.88%	06/01/33	1,997,338
				8,714,617
	Paper — 1.0%
650,000	Graphic Packaging International LLC (b)	3.75%	02/01/30	606,352
4,700,000	Packaging Corp. of America	5.70%	12/01/33	4,799,844
1,061,000	Packaging Corp. of America	5.20%	08/15/35	1,041,563
				6,447,759
	Pharmaceuticals — 1.7%
3,000,000	Biogen, Inc.	5.75%	05/15/35	3,071,971
2,000,000	Teva Pharmaceutical Finance Co., LLC	6.15%	02/01/36	2,059,326
3,500,000	Zoetis, Inc.	5.00%	08/17/35	3,392,392
2,500,000	Zoetis, Inc.	4.70%	02/01/43	2,161,770
				10,685,459
	Property & Casualty Insurance — 6.0%
4,750,000	Aon North America, Inc.	5.45%	03/01/34	4,758,506
2,000,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	2,016,869
2,150,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	2,144,197
1,500,000	Arthur J. Gallagher & Co.	5.15%	02/15/35	1,460,267
1,000,000	Arthur J. Gallagher & Co.	5.55%	02/15/55	900,353
4,750,000	Brown & Brown, Inc.	4.20%	03/17/32	4,466,003
4,250,000	Brown & Brown, Inc.	5.65%	06/11/34	4,227,630
1,900,000	Brown & Brown, Inc.	5.55%	06/23/35	1,864,116
1,500,000	Marsh & McLennan Cos., Inc.	4.95%	03/15/36	1,445,588
1,000,000	Marsh & McLennan Cos., Inc.	4.75%	03/15/39	919,673
4,603,000	Ryan Specialty LLC (b)	4.38%	02/01/30	4,450,145
3,796,000	Ryan Specialty LLC (b)	5.88%	08/01/32	3,746,157
4,050,000	Willis North America, Inc.	5.35%	05/15/33	4,042,629
2,500,000	Willis North America, Inc.	5.15%	03/15/36	2,398,650
				38,840,783
	Restaurants — 0.5%
3,000,000	Yum! Brands, Inc.	5.38%	04/01/32	2,961,913
	Technology — 10.0%
2,000,000	Beacon Point DC LLC (b)	6.13%	11/30/42	1,920,281
1,250,000	Block, Inc.	6.50%	05/15/32	1,263,780
2,000,000	Broadcom, Inc.	3.50%	02/15/41	1,509,033
6,159,000	CoStar Group, Inc. (b)	2.80%	07/15/30	5,528,185
4,750,000	Dell International LLC / EMC Corp.	5.30%	04/01/32	4,766,130
2,000,000	Dell International LLC / EMC Corp.	4.75%	10/06/32	1,943,669
6,250,000	FactSet Research Systems, Inc.	3.45%	03/01/32	5,625,685
5,732,000	Fair Isaac Corp. (b)	6.00%	05/15/33	5,551,224
1,000,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	988,318
2,600,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	1,831,607
3,500,000	Global Payments, Inc.	5.20%	11/15/32	3,380,525
3,500,000	Global Payments, Inc.	5.55%	11/15/35	3,335,012
5,750,000	Molex Electronic Technologies LLC (b)	5.25%	04/30/32	5,755,280
3,135,000	MSCI, Inc. (b)	3.88%	02/15/31	2,942,099
3,038,000	MSCI, Inc.	5.25%	09/01/35	2,917,012
4,000,000	MSCI, Inc.	5.15%	03/15/36	3,797,873

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$1,500,000	Oracle Corp.	4.80%	09/26/32	$1,381,090
750,000	Oracle Corp.	6.25%	11/09/32	744,547
2,000,000	QTS Fayetteville I DC1-2 LLC / QTS TRS Fayetteville I DC1- 2 LLC (b)	5.70%	04/15/36	1,830,144
6,250,000	Roper Technologies, Inc.	4.90%	10/15/34	5,941,494
2,000,000	Salesforce, Inc.	5.20%	03/15/33	1,976,041
				64,929,029
	Wireless — 0.6%
2,000,000	Crown Castle, Inc.	5.10%	05/01/33	1,947,088
1,000,000	T-Mobile USA, Inc.	4.63%	01/15/33	961,416
900,000	T-Mobile USA, Inc.	5.20%	01/15/33	893,065
				3,801,569
	Total Corporate Bonds and Notes			516,161,022
	(Cost $528,576,929)
FOREIGN CORPORATE BONDS AND NOTES — 12.7%
	Banking — 5.8%
4,000,000	Bank of Montreal, Series J (a)	5.30%	06/02/37	3,913,481
3,000,000	Barclays PLC (a)	5.75%	08/09/33	3,050,628
3,500,000	Canadian Imperial Bank of Commerce	6.09%	10/03/33	3,660,527
8,000,000	Cooperatieve Rabobank U.A. (a) (b)	5.71%	01/21/33	8,204,837
3,750,000	Credit Agricole S.A. (a) (b)	4.82%	09/25/33	3,627,622
4,500,000	Lloyds Banking Group PLC (a)	4.94%	11/04/36	4,277,656
3,000,000	Toronto-Dominion Bank (The)	4.87%	04/22/33	2,931,151
1,500,000	Toronto-Dominion Bank (The)	4.93%	10/15/35	1,439,659
3,500,000	UBS Group AG (a) (b)	4.84%	11/06/33	3,395,922
2,750,000	UBS Group AG (a) (b)	5.58%	05/09/36	2,739,485
				37,240,968
	Building Materials — 0.4%
2,500,000	Cemex S.A.B. de C.V.	5.75%	06/05/36	2,445,250
	Environmental — 0.2%
1,400,000	Waste Connections, Inc.	5.00%	03/01/34	1,379,174
	Gaming — 0.1%
479,000	Flutter Treasury DAC (b)	5.88%	06/04/31	472,089
	Healthcare — 1.3%
6,600,000	Icon Investments Six DAC	6.00%	05/08/34	6,680,090
1,900,000	Smith & Nephew PLC	5.40%	03/20/34	1,882,319
				8,562,409
	Leisure — 0.6%
2,000,000	Carnival Corp. Ltd. (b)	5.88%	06/15/31	2,002,754
620,000	Carnival Corp. Ltd. (b)	5.75%	08/01/32	615,061
1,500,000	Royal Caribbean Cruises Ltd.	4.75%	05/15/33	1,436,487
				4,054,302
	Paper — 0.9%
5,700,000	Smurfit Kappa Treasury ULC	5.44%	04/03/34	5,688,815
	Pharmaceuticals — 0.2%
1,000,000	Teva Pharmaceutical Finance Netherlands III BV	6.00%	12/01/32	1,019,180

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Property & Casualty Insurance — 0.3%
$1,830,000	Aon Corp. / Aon Global Holdings PLC	5.35%	02/28/33	$1,840,082
	Restaurants — 0.5%
3,505,000	1011778 BC ULC / New Red Finance, Inc. (b)	4.00%	10/15/30	3,295,774
	Retailers — 1.4%
750,000	Alimentation Couche-Tard, Inc. (b)	5.27%	02/12/34	744,289
5,250,000	Alimentation Couche-Tard, Inc. (b)	5.08%	09/29/35	5,074,705
2,000,000	Gildan Activewear, Inc. (b)	4.70%	10/07/30	1,955,173
1,500,000	Gildan Activewear, Inc. (b)	5.40%	10/07/35	1,440,934
				9,215,101
	Technology — 1.0%
7,000,000	Constellation Software, Inc. (b)	5.46%	02/16/34	6,743,441
	Total Foreign Corporate Bonds and Notes			81,956,585
	(Cost $83,815,003)
U.S. GOVERNMENT BONDS AND NOTES — 4.9%
36,000,000	U.S. Treasury Bond, STRIPS	(c)	11/15/45	12,534,114
13,000,000	U.S. Treasury Note	4.13%	02/15/36	12,427,187
7,000,000	U.S. Treasury Note	4.38%	05/15/36	6,816,797
	Total U.S. Government Bonds and Notes			31,778,098
	(Cost $32,663,588)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 1.1%
	Healthcare — 1.1%
6,900,000	Cencora, Inc.	3.90%	08/03/26	6,898,524
	(Cost $6,898,524)

	Total Investments — 98.6%			636,794,229
	(Cost $651,954,044)
	Net Other Assets and Liabilities — 1.4%			9,043,179
	Net Assets — 100.0%			$645,837,408

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2026, securities noted as such amounted to $169,536,837 or 26.3% of net assets.

(c)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
STRIPS	– Separate Trading of Registered Interest and Principal of Securities

First Trust Intermediate Duration Investment Grade Corporate ETF (FIIG)
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2026 is as follows:

	Total Value at 7/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$516,161,022	$—	$516,161,022	$—
Foreign Corporate Bonds and Notes*	81,956,585	—	81,956,585	—
U.S. Government Bonds and Notes	31,778,098	—	31,778,098	—
Commercial Paper*	6,898,524	—	6,898,524	—
Total Investments	$636,794,229	$—	$636,794,229	$—

*	See Portfolio of Investments for industry breakout.